INCOME TAXES - Net deferred tax assets and liabilities (Details) ₺ in Thousands	Dec. 31, 2025 TRY (₺)
Deferred income tax assets/(liabilities)
Deferred tax assets	₺ 47,929
Net deferred tax assets /(liabilities)	₺ 47,929